INVESCO FUNDS                                     INVESCO FUNDS GROUP, INC.
                                                  7800 East Union Avenue
                                                  Denver, Colorado 80237
                                                  Post Office Box 173706
                                                  Denver, Colorado 80217-3706
                                                  Telephone: 303-930-6300

September 4, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: INVESCO Equity Funds, Inc. (formerly, INVESCO Capital Appreciation Funds, Inc.)
         1933 Act No. 002-26125
         1940 Act No. 811-1474
         CIK No. 0000035692

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497J), INVESCO Equity Funds, Inc. (the "Company"), hereby submits for filing on EDGAR this certification that the definitive form of its Prospectuses for INVESCO Dynamics Fund and INVESCO Growth & Income Fund and its Statement of Additional Information for filing under Rule 497(j) does not differ from that contained in the Post-Effective Amendment No. 49 under the Securities Act of 1933 and Amendment No. 23 under the Investment Company Act of 1940 to the Fund's Registration Statement which was electronically filed pursuant to Rule 485(b) on August 28, 1998. This Post-Effective Amendment became effective September 1, 1998.

If you have any questions or comments, please contact the undersigned at 303/930-6200.

Sincerely,

/s/ James. F. Lummanick

James F. Lummanick
Vice President and Assistant
 General Counsel